REAL ESTATE INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 15, 2010 Facilities	Nov. 14, 2010
Real Estate Properties
Number of Properties				86
Buildings and improvements	$ 670,605	$ 626,877	$ 460,097
Fixtures and equipment	46,043	44,045	36,225
Land improvements	4,640	4,640	4,703
Land	100,941	91,731	69,973
Total Real Estate at Cost	822,229	767,293	570,998
Accumulated Depreciation	(123,651)	(108,916)	(88,701)		(85,567)
Total Real Estate Investments, Net	698,578	658,377	482,297		485,337
Operating Segments
Real Estate Properties
Number of Properties	103	97	86
Number of Beds/Units	11,392	10,877	9,603
Total Real Estate at Cost	821,990	767,054	570,768
Accumulated Depreciation	(123,574)	(108,864)	(88,701)
Total Real Estate Investments, Net	698,416	658,190	482,067
Skilled Nursing/Post-Acute Facilities
Real Estate Properties
Number of Properties	93	87
Number of Beds/Units	10,549	10,034
Total Real Estate at Cost	712,458	658,222
Accumulated Depreciation	(112,476)	(99,570)
Total Real Estate Investments, Net	599,982	558,652
Senior Housing Facilities
Real Estate Properties
Number of Properties	9	9
Number of Beds/Units	773	773
Total Real Estate at Cost	47,892	47,192
Accumulated Depreciation	(9,021)	(8,140)
Total Real Estate Investments, Net	38,871	39,052
Skilled Nursing Facilities
Real Estate Properties
Number of Properties		76	67
Number of Beds/Units		8,646	7,501
Total Real Estate at Cost		582,609	448,974
Accumulated Depreciation		(83,235)	(67,457)
Total Real Estate Investments, Net		499,374	381,517
Multi License Designation
Real Estate Properties
Number of Properties		10	10
Number of Beds/Units		1,389	1,389
Total Real Estate at Cost		80,350	81,245
Accumulated Depreciation		(16,850)	(14,597)
Total Real Estate Investments, Net		63,500	66,648
Assisted Living Facilities
Real Estate Properties
Number of Properties		6	5
Number of Beds/Units		426	367
Total Real Estate at Cost		26,223	24,094
Accumulated Depreciation		(4,540)	(4,053)
Total Real Estate Investments, Net		21,683	20,041
Mental Health
Real Estate Properties
Number of Properties		2	2
Number of Beds/Units		82	82
Total Real Estate at Cost		971	998
Accumulated Depreciation		(429)	(370)
Total Real Estate Investments, Net		542	628
Independent Living
Real Estate Properties
Number of Properties		1	1
Number of Beds/Units		49	49
Total Real Estate at Cost		8,008	8,022
Accumulated Depreciation		(1,104)	(875)
Total Real Estate Investments, Net		6,904	7,147
Continuing Care Retirement Community
Real Estate Properties
Number of Properties		1	1
Number of Beds/Units		215	215
Total Real Estate at Cost		7,253	7,435
Accumulated Depreciation		(1,552)	(1,349)
Total Real Estate Investments, Net		5,701	6,086
Acute Care Hospital
Real Estate Properties
Number of Properties	1	1
Number of Beds/Units	70	70
Total Real Estate at Cost	61,640	61,640
Accumulated Depreciation	(2,077)	(1,154)
Total Real Estate Investments, Net	59,563	60,486
Corporate Level
Real Estate Properties
Total Real Estate at Cost	239	239	230
Accumulated Depreciation	(77)	(52)	0
Total Real Estate Investments, Net	$ 162	$ 187	$ 230
Sun Healthcare Group, Inc | Operating Segments
Real Estate Properties
Number of Properties	86	86